[Logo – American Funds ®]

AMCAP Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

April 30, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AMCAP Fund, Inc.
File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 82 to the Registration Statement under the Securities Act of 1933 and Amendment No. 51 to the Registration Statement under the Investment Company Act of 1940.  Changes made to the prospectus and Statement of Additional Information have been marked.

It is proposed that this registration statement become effective on May 1, 2009 pursuant to paragraph (b) of rule 485.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti

Attachment